Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000238108
Shareholder Report [Line Items]
Fund Name	Cambiar Aggressive Value ETF
Class Name	Cambiar Aggressive Value ETF
Trading Symbol	CAMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambiar Aggressive Value ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/etf/camx/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/etf/camx/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Aggressive Value ETF	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 56,704,395
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 171,639
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$56,704,395	27	$171,639	50%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Canada	1.5%
Netherlands	3.1%
United Kingdom	3.2%
France	4.3%
Japan	8.9%
United States	73.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Uber Technologies	6.8%
Elevance Health	6.3%
Delta Air Lines	5.4%
Nintendo ADR	5.1%
Energy Transfer	4.6%
Labcorp Holdings	4.4%
Airbus ADR	4.3%
Flutter Entertainment	4.1%
Bristol-Myers Squibb	4.0%
Medtronic	4.0%

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/etf/camx/